OMB APPROVAL
OMB Number: 3235-0570 Expires: September 30, 2007 Estimated average burden hours per response: 19.4

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

[Evergreen Select Fixed Income Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for one of its series, Evergreen International Bond Fund, for the six months ended April 30, 2006. This one series has an October 31 fiscal year end.

Date of reporting period: April 30, 2006

Item 1 - Reports to Stockholders.

Evergreen International Bond Fund

Evergreen

INTERNATIONAL BOND FUND

Semiannual Report
as of April 30, 2006

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2006

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen International Bond Fund, which covers the six-month period ended April 30, 2006.

Investors in the international markets were the beneficiaries of robust performance in equities during the six-month investment period. The global economic recovery, fueled by dynamic growth in emerging market nations led by China and India, resulted in brisk rallies in major industrialized economies and significant advances in emerging markets. Developing economies closely linked to oil, natural gas and other basic materials performed particularly well as commodity prices jumped over the period. Over the six months, foreign equity markets generally outdistanced U.S. stock performance. In an environment in which major central banks cast a wary eye on possible inflationary pressures, the prices of gold and gold-mining stocks also moved ahead. In contrast, the strengthening U.S. dollar undercut the performance of high-quality foreign sovereign debt. This experience demonstrated, once again, the importance of asset allocation, as those portfolios diversified globally were able to take advantage of opportunities in different regions and asset classes.

With a backdrop of robust economic growth and rapidly rising energy prices, the U.S. Federal Reserve remained vigilant against the possibility of renewed inflation and continued to raise the target for its federal funds rate over the six months. The slower rate of recovery

LETTER TO SHAREHOLDERS continued

in other major industrialized nations allowed foreign monetary authorities to take more time in balancing the risk of inflation against the danger of undermining growth. However, during the six months, central bankers in Europe pushed short-term rates up, while Japan announced an end to its policy of accommodative easing. In this environment, Evergreen’s Investment Strategy Committee focused on a variety of factors suggesting that global expansion was continuing, and that central banks, while raising short-term rates, were moving from a policy of less accommodation, rather than greater restriction, of growth.

In this environment, managers of Evergreen Global Large Cap Equity Fund maintained an emphasis on industry-leading global corporations, while Evergreen Global Opportunities Fund focused on both foreign and domestic small- and mid-cap stocks. Evergreen International Equity Fund took advantage of opportunities among reasonably priced, well-financed, foreign corporations with strong growth prospects, adding to its positions in Europe, where economic conditions appeared to be improving, while taking some profits and reducing its emphasis in Japan. Evergreen Emerging Markets Growth Fund benefited from the vigorous expansion of economic activity in global developing nations, increasing its exposure in Russia, especially in energy stocks, while paring back its positions in Taiwan and Korea, where valuations appeared less attractive. The managers of Evergreen Precious Metals Fund retained the emphasis on the stocks of mining companies that were positioned to benefit from

LETTER TO SHAREHOLDERS continued

the sustained demand for gold. At the time, the investment team supervising Evergreen International Bond Fund favored bonds from smaller economies and slightly overweighted corporate securities, while also maintaining the Fund’s exposure to inflation-linked sovereign debt.

As always, we continue to encourage investors to diversify in their efforts to gain the benefits of different types of opportunities and to minimize overall portfolio risk.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of April 30, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Evergreen International Advisors

Portfolio Managers:

• Anthony Norris

• Alex Perrin

• Peter Wilson

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/15/1993

	Class A	Class B	Class C	Class I	Class IS
Class inception date	9/30/2003	9/30/2003	9/30/2003	12/15/1993	12/15/1993

Nasdaq symbol	ESIYX	ESIUX	ESIVX	ESICX	ESIBX

6-month return with sales charge	-2.61%	-3.00%	0.89%	N/A	N/A

6-month return w/o sales charge	2.28%	2.00%	1.89%	2.52%	2.40%

Average annual return*

1-year with sales charge	-7.54%	-8.15%	-4.47%	N/A	N/A

1-year w/o sales charge	-2.89%	-3.49%	-3.54%	-2.53%	-2.84%

5-year	9.86%	10.32%	10.55%	11.08%	10.84%

10-year	6.26%	6.61%	6.59%	6.85%	6.60%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund may charge shareholders a short-term trading fee of 1% on assets redeemed or exchanged within 90 days of the date of purchase. Please refer to the prospectus for complete details. Had this fee been reflected, returns would be lower.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. Historical performance shown for Class I shares prior to 8/31/1998 is based on the performance of Class Y of the fund’s predecessor fund, Core Fund Global Bond Fund. Historical performance shown for Class IS prior to 8/31/1998 is based on the performance of Class A of the fund’s predecessor fund and reflects the 0.25% 12b-1 fee applicable to Class A at that time. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen International Bond Fund Class A shares versus a similar investment in the JPMorgan Global Government Bond Excluding U.S. Index (JPMGXUS) and the Consumer Price Index (CPI).

The JPMGXUS is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of April 30, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2005 to April 30, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2005	4/30/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,022.82	$5.52
Class B	$ 1,000.00	$ 1,020.04	$9.07
Class C	$ 1,000.00	$ 1,018.92	$9.06
Class I	$ 1,000.00	$ 1,025.22	$4.07
Class IS	$ 1,000.00	$ 1,024.04	$5.32
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.34	$5.51
Class B	$ 1,000.00	$ 1,015.82	$9.05
Class C	$ 1,000.00	$ 1,015.82	$9.05
Class I	$ 1,000.00	$ 1,020.78	$4.06
Class IS	$ 1,000.00	$ 1,019.54	$5.31

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.10% for Class A, 1.81% for Class B, 1.81% for Class C, 0.81% for Class I and 1.06% for
Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS A	(unaudited)	2005	2004	2003[1]

Net asset value, beginning of period	$ 10.74	$ 11.41	$ 10.70	$ 10.73

Income from investment operations
Net investment income (loss)	0.18	0.35[2]	0.40[2]	0.04[2]
Net realized and unrealized gains or losses on investments	0.07	(0.55)	0.82	(0.07)[3]

Total from investment operations	0.25	(0.20)	1.22	(0.03)

Distributions to shareholders from
Net investment income	(0.21)	(0.42)	(0.47)	0
Net realized gains	(0.02)	(0.05)	(0.04)	0

Total distributions to shareholders	(0.23)	(0.47)	(0.51)	0

Net asset value, end of period	$ 10.76	$ 10.74	$ 11.41	$ 10.70

Total return[4]	2.28%	(1.99%)	11.76%	(0.28%)

Ratios and supplemental data
Net assets, end of period (thousands)	$78,202	$81,315	$28,922	$999
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.10%[5]	1.10%	1.14%	1.42%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.11%[5]	1.10%	1.14%	1.42%[5]
Net investment income (loss)	3.39%[5]	3.08%	3.68%	3.85%[5]
Portfolio turnover rate	51%	86%	103%	46%

[1] For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[4] Excluding applicable sales charges
[5] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS B	(unaudited)	2005	2004	2003[1]

Net asset value, beginning of period	$ 10.75	$ 11.42	$ 10.69	$ 10.73

Income from investment operations
Net investment income (loss)	0.14	0.27[2]	0.32[2]	0.03[2]
Net realized and unrealized gains or losses on investments	0.08	(0.55)	0.85	(0.07)[3]

Total from investment operations	0.22	(0.28)	1.17	(0.04)

Distributions to shareholders from
Net investment income	(0.17)	(0.34)	(0.40)	0
Net realized gains	(0.02)	(0.05)	(0.04)	0

Total distributions to shareholders	(0.19)	(0.39)	(0.44)	0

Net asset value, end of period	$ 10.78	$ 10.75	$ 11.42	$ 10.69

Total return[4]	2.00%	(2.68%)	11.20%	(0.37%)

Ratios and supplemental data
Net assets, end of period (thousands)	$9,814	$10,140	$5,766	$331
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.81%[5]	1.80%	1.84%	2.18%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.81%[5]	1.80%	1.84%	2.18%[5]
Net investment income (loss)	2.67%[5]	2.39%	2.99%	3.32%[5]
Portfolio turnover rate	51%	86%	103%	46%

[1] For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[4] Excluding applicable sales charges
[5] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2006
CLASS C	(unaudited)	2005	2004	2003[1]

Net asset value, beginning of period	$ 10.73	$ 11.40	$ 10.69	$ 10.73

Income from investment operations
Net investment income (loss)	0.15	0.27[2]	0.32[2]	0.03[2]
Net realized and unrealized gains or losses on investments	0.05	(0.55)	0.84	(0.07)[3]

Total from investment operations	0.20	(0.28)	1.16	(0.04)

Distributions to shareholders from
Net investment income	(0.16)	(0.34)	(0.41)	0
Net realized gains	(0.02)	(0.05)	(0.04)	0

Total distributions to shareholders	(0.18)	(0.39)	(0.45)	0

Net asset value, end of period	$ 10.75	$ 10.73	$ 11.40	$ 10.69

Total return[4]	1.89%	(2.67%)	11.13%	(0.37%)

Ratios and supplemental data
Net assets, end of period (thousands)	$27,173	$31,389	$13,676	$811
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.81%[5]	1.80%	1.84%	2.20%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.81%[5]	1.80%	1.84%	2.20%[5]
Net investment income (loss)	2.67%[5]	2.38%	2.98%	3.37%[5]
Portfolio turnover rate	51%	86%	103%	46%

[1] For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
[4] Excluding applicable sales charges
[5] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,					Year Ended
	April 30, 2006						September 30,
CLASS I	(unaudited)	2005	2004	2003	2002	2001[1]	2001

Net asset value, beginning of period	$ 10.73	$ 11.40	$ 10.69	$ 9.14	$ 8.61	$ 8.43	$ 8.17

Income from investment operations
Net investment income (loss)	0.19	0.38[2]	0.43[2]	0.48[2]	0.48	0.04	0.42
Net realized and unrealized gains
or losses on investments	0.08	(0.55)	0.82	1.84	0.45	0.14	0.37

Total from investment operations	0.27	(0.17)	1.25	2.32	0.93	0.18	0.79

Distributions to shareholders from
Net investment income	(0.22)	(0.45)	(0.50)	(0.77)	(0.40)	0	(0.53)
Net realized gains	(0.02)	(0.05)	(0.04)	0	0	0	0

Total distributions to shareholders	(0.24)	(0.50)	(0.54)	(0.77)	(0.40)	0	(0.53)

Net asset value, end of period	$ 10.76	$ 10.73	$ 11.40	$ 10.69	$ 9.14	$ 8.61	$ 8.43

Total return	2.52%	(1.71%)	12.04%	25.79%	11.11%	2.14%	9.90%

Ratios and supplemental data
Net assets, end of period (thousands)	$880,648	$806,728	$427,959	$147,367	$67,487	$65,582	$64,824
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.81%[3]	0.80%	0.84%	0.91%	0.74%	0.67%[3]	0.71%
Expenses excluding waivers/reimbursements
and expense reductions	0.81%[3]	0.80%	0.84%	0.91%	0.84%	0.83%[3]	0.79%
Net investment income (loss)	3.67%[3]	3.39%	3.96%	4.60%	5.55%	5.30%[3]	5.03%
Portfolio turnover rate	51%	86%	103%	46%	54%	0%	66%

[1] For the one month ended October 31, 2001. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,					Year Ended
	April 30, 2006						September 30,
CLASS IS	(unaudited)	2005	2004	2003	2002	2001[1]	2001

Net asset value, beginning of period	$ 10.74	$ 11.41	$ 10.70	$ 9.16	$ 8.63	$ 8.45	$ 8.17

Income from investment operations
Net investment income (loss)	0.18[2]	0.35[2]	0.40[2]	0.44[2]	0.44	0.08	0.42
Net realized and unrealized gains or losses on
investments	0.08	(0.55)	0.83	1.86	0.47	0.10	0.36

Total from investment operations	0.26	(0.20)	1.23	2.30	0.91	0.18	0.78

Distributions to shareholders from
Net investment income	(0.21)	(0.42)	(0.48)	(0.76)	(0.38)	0	(0.50)
Net realized gains	(0.02)	(0.05)	(0.04)	0	0	0	0

Total distributions to shareholders	(0.23)	(0.47)	(0.52)	(0.76)	(0.38)	0	(0.50)

Net asset value, end of period	$ 10.77	$ 10.74	$ 11.41	$ 10.70	$ 9.16	$ 8.63	$ 8.45

Total return	2.40%	(1.95%)	11.83%	25.48%	10.81%	2.13%	9.66%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,257	$20,158	$5,816	$2,297	$133	$204	$175
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.06%[3]	1.05%	1.10%	1.18%	0.98%	0.93%[3]	0.96%
Expenses excluding waivers/reimbursements
and expense reductions	1.06%[3]	1.05%	1.10%	1.18%	1.08%	1.09%[3]	1.04%
Net investment income (loss)	3.43%[3]	3.13%	3.71%	4.18%	5.29%	5.07%[3]	4.80%
Portfolio turnover rate	51%	86%	103%	46%	54%	0%	66%

[1] For the one month ended October 31, 2001. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.
[2] Net investment income (loss) per share is based on average shares outstanding during the period.
[3] Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2006 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 7.8%
FHLMC, 6.00%, 06/01/2035	$ 27,649,366	$27,618,543
FNMA, 6.00%, 04/01/2035	30,748,477	30,648,992
GNMA, 5.50%, 12/15/2034 ##	20,806,911	20,452,479

Total Agency Mortgage-Backed Pass Through Securities
(cost $78,869,235)		78,720,014

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 45.1%
CONSUMER DISCRETIONARY 1.3%
Auto Components 0.4%
TRW Automotive, Inc., 10.125%, 02/15/2013 EUR	2,724,000	3,845,621

Automobiles 0.2%
Renault SA, 6.125%, 06/26/2009 EUR	1,500,000	2,013,077

Hotels, Restaurants & Leisure 0.3%
McDonald’s Corp., 5.625%, 10/07/2009 EUR	500,000	666,922
TUI AG, 5.125%, 12/10/2012 EUR	2,000,000	2,402,509

		3,069,431

Multi-line Retail 0.2%
Woolworths Group plc, 8.75%, 11/15/2006 GBP	1,100,000	2,057,931

Specialty Retail 0.2%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	1,500,000	1,984,658

CONSUMER STAPLES 1.4%
Beverages 0.4%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	2,125,000	4,192,433

Food & Staples Retailing 0.3%
Ahold USA, Inc., 5.875%, 03/14/2012 EUR	1,000,000	1,309,978
Koninklijke Ahold NV, 5.875%, 05/09/2008 EUR	1,600,000	2,087,781

		3,397,759

Tobacco 0.7%
British American Tobacco plc, 5.125%, 07/09/2013 EUR	500,000	647,318
Gallaher Group plc, 5.875%, 08/06/2008 EUR	600,767	792,339
Imperial Tobacco plc, 6.50%, 11/13/2008 GBP	3,000,000	5,628,943

		7,068,600

ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010 EUR	4,150,000	5,663,579
Total Capital SA, 5.75%, 04/08/2011 AUD	6,000,000	4,471,491
Transco plc, 7.00%, 12/15/2008 AUD	6,500,000	5,019,146

		15,154,216

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS 37.8%
Capital Markets 1.8%
Merrill Lynch & Co., Inc.:
4.625%, 10/02/2013 EUR	500,000	$643,213
5.125%, 09/24/2010 GBP	4,500,000	8,167,026
Morgan Stanley, FRN, 5.42%, 11/14/2013 GBP	5,050,000	9,203,414

		18,013,653

Commercial Banks 18.2%
Australia & New Zealand Banking Group, Ltd.:
6.00%, 03/01/2010 AUD	5,100,000	3,837,826
6.50%, 01/25/2008 NZD	6,970,000	4,398,969
BOS International Australia, 3.50%, 01/22/2007 CAD	5,100,000	4,524,554
Eurofima:
5.50%, 09/15/2009 AUD	12,895,000	9,654,724
6.50%, 08/22/2011 AUD	10,000,000	7,753,698
European Investment Bank:
4.25%, 12/07/2010 GBP	6,300,000	11,168,600
5.75%, 09/15/2009 AUD	7,600,000	5,740,077
6.75%, 11/17/2008 NZD	17,475,000	11,154,151
7.50%, 06/01/2016 ZAR	30,000,000	4,993,037
8.00%, 10/21/2013 ZAR	117,695,000	20,137,727
FRN, 2.90%, 08/16/2013 GBP	3,250,000	6,757,467
HBOS Treasury Services plc, FRN, 4.32%, 01/19/2010 CAD	20,000,000	17,889,802
International Bank for Reconstruction & Development, 12.50%,
05/14/2012 ZAR	7,500,000	1,504,985
Kreditanstalt fur Wiederaufbau:
4.75%, 12/07/2010 GBP	12,237,000	22,126,346
6.00%, 09/15/2009 AUD	2,200,000	1,682,403
7.00%, 04/15/2008 ZAR	26,000,000	4,307,985
Landesbank Schleswig Holstein, 4.50%, 01/10/2008 SEK	15,000,000	2,084,614
Landwirtschaftliche Rentenbank:
4.25%, 09/01/2009 CAD	5,800,000	5,139,148
6.00%, 09/15/2009 AUD	9,800,000	7,430,704
National Australia Bank, Ltd., 4.75%, 11/28/2008 CAD	3,020,000	2,709,046
Nationwide Building Society, FRN, 4.05%, 11/18/2009 CAD	17,100,000	15,329,376
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	2,914,000	1,821,391
Rabobank Nederland, 4.25%, 01/05/2009 CAD	12,420,000	11,015,846
Unicredito Italiano SpA, FRN, 2.85%, 10/23/2008 EUR	1,500,000	1,893,558

		185,056,034

Consumer Finance 6.0%
ABB International Finance, Ltd.:
6.50%, 11/30/2011 EUR	4,354,000	6,067,886
11.50%, 05/29/2009 GBP	750,000	1,561,697

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Consumer Finance continued
American Express Credit Corp., 5.625%, 08/18/2009 GBP	3,000,000	$5,542,555
Deutsche Bahn Finance BV, 6.00%, 06/15/2010 EUR	76,000	103,925
General Electric Capital Corp.:
5.25%, 12/10/2013 GBP	6,040,000	11,042,874
5.75%, 01/18/2011 AUD	12,000,000	8,911,085
6.00%, 06/15/2011 AUD	3,000,000	2,250,714
FRN, 2.82%, 03/31/2008 EUR	1,750,000	2,210,918
HSBC Finance Corp.:
5.125%, 06/24/2009 EUR	193,000	253,091
7.00%, 03/27/2012 GBP	2,440,000	4,810,564
International Lease Finance Corp., 4.125%, 10/09/2008 EUR	2,000,000	2,547,599
KfW International Finance, Inc., 6.25%, 12/17/2007 NZD	17,630,000	11,092,568
Olivetti Finance NV, 6.875%, 01/24/2013 EUR	40,000	57,059
SLM Corp., 6.50%, 06/15/2010 NZD	2,500,000	1,568,457
Toyota Credit Canada:
4.75%, 12/30/2008 CAD	1,620,000	1,456,597
4.75%, 06/29/2009 CAD	2,300,000	2,067,083

		61,544,672

Diversified Financial Services 0.7%
Corporacion Andina De Fomento, 7.625%, 12/06/2010 GBP	742,000	1,475,732
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	4,000,000	5,423,766

		6,899,498

Insurance 0.6%
AIG SunAmerica, Inc.:
5.50%, 03/07/2011 EUR	500,000	672,667
5.625%, 02/01/2012 GBP	2,000,000	3,712,533
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	2,000,000	1,509,309

		5,894,509

Thrifts & Mortgage Finance 10.5%
Britannia Building Society, 8.875%, 09/30/2011 GBP	1,000,000	1,848,382
Canada Mortgage & Housing Corp., Ser. 8, 4.65%, 09/15/2009 CAD	4,400,000	3,964,244
Nykredit, 5.00%, 10/01/2035 DKK	211,980,533	35,351,317
Totalkredit, FRN, 3.07%, 01/01/2015 DKK	383,610,950	65,057,872

		106,221,815

INDUSTRIALS 0.5%
Building Products 0.2%
St. Gobain Nederland BV, 5.00%, 04/16/2010 EUR	1,500,000	1,952,939

Commercial Services & Supplies 0.3%
Agbar International, 6.00%, 11/12/2009 EUR	2,260,000	3,049,160

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	2,293,000	$3,315,333

MATERIALS 0.8%
Chemicals 0.2%
The BOC Group plc, 5.875%, 04/29/2009 GBP	1,187,000	2,195,728

Containers & Packaging 0.2%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	1,500,000	1,946,877

Metals & Mining 0.4%
Anglo American plc, 5.125%, 12/15/2010 GBP	2,000,000	3,623,775

TELECOMMUNICATION SERVICES 0.8%
Diversified Telecommunication Services 0.8%
France Telecom, FRN:
6.75%, 03/14/2008 EUR	190,000	252,834
7.50%, 03/14/2011 GBP	2,000,000	3,990,654
Telenet Communications, Inc., 9.00%, 12/15/2013 EUR	2,241,000	3,155,254
Valentia Telecommunications, Ltd., 7.25%, 08/15/2013 EUR	500,000	691,261

		8,090,003

UTILITIES 0.7%
Electric Utilities 0.3%
Iberdrola International BV, 4.875%, 02/18/2013 EUR	500,000	651,390
International Endesa BV:
4.375%, 06/18/2009 EUR	2,000,000	2,563,889
5.375%, 02/21/2013 EUR	46,000	61,696

		3,276,975

Multi-Utilities 0.4%
Centrica plc, 5.875%, 11/02/2012 GBP	2,000,000	3,705,972

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $449,988,808)		457,570,669

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 41.5%
Australia, FRN, 4.00%, 08/20/2015 AUD #	33,683,000	39,229,863
Canada:
4.10%, 12/15/2008 CAD	18,800,000	16,701,075
4.25%, 12/01/2021 CAD	910,896	1,098,395
4.25%, 12/01/2026 CAD	37,173,784	47,537,827
Colombia, 11.375%, 01/31/2008 EUR	1,700,000	2,413,937
Hong Kong, 4.76%, 06/18/2007 HKD	216,150,000	28,096,503
Hungary, 9.25%, 10/12/2007 HUF	5,675,500,000	28,067,725
Korea, 5.25%, 09/10/2015 KRW	9,500,000,000	10,079,277

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
Mexico:
7.375%, 03/13/2008 EUR	500,000	$672,131
10.00%, 12/05/2024 MXN	263,000,000	26,405,188
New Zealand:
6.00%, 04/15/2015 NZD	3,405,000	2,199,393
6.50%, 04/15/2013 NZD	17,370,000	11,497,548
Norway:
5.00%, 05/15/2015 NOK	62,700,000	10,863,524
5.50%, 05/15/2009 NOK	214,000,000	36,564,956
Ontario Province:
4.00%, 01/22/2009 CAD	14,000,000	12,380,961
4.50%, 04/17/2008 CAD	5,850,000	5,235,902
Quebec Province, 4.25%, 07/09/2010 CAD	1,900,000	1,672,808
Singapore, 3.625%, 07/01/2014 SGD	46,410,000	29,746,161
Sweden:
5.25%, 03/15/2011 SEK	243,110,000	35,498,304
5.50%, 10/08/2012 SEK	341,410,000	51,044,151
Turkey, 9.875%, 01/24/2008 EUR	500,000	692,745
Ukraine, 10.00%, 03/15/2007 EUR	112,014	147,245
United Kingdom, FRN:
6.18%, 05/20/2009 GBP	963,000	4,372,167
6.55%, 08/23/2011 GBP	3,875,000	18,817,708

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $420,797,574)		421,035,494

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Notes, 2.00%, 01/15/2016 ## (cost $29,057,514)	$ 30,019,500	29,030,988

YANKEE OBLIGATIONS – CORPORATE 0.1%
FINANCIALS 0.1%
Capital Markets 0.1%
UBS Luxembourg SA, FRN, 6.86%, 10/24/2006	700,000	707,280

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
TPSA Finance BV, 7.75%, 12/10/2008	500,000	525,230

Total Yankee Obligations - Corporate (cost $1,197,312)		1,232,510

YANKEE OBLIGATIONS - GOVERNMENT 0.1%
Egypt, 8.75%, 07/11/2011	500,000	561,875
Malaysia, 7.50%, 07/15/2011	500,000	542,240

Total Yankee Obligations - Government (cost $1,019,545)		1,104,115

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional Money Market Fund ø ## (cost $7,705,317)	7,705,317	$7,705,317

Total Investments (cost $988,635,305) 98.3%		996,399,107
Other Assets and Liabilities 1.7%		17,694,434

Net Assets 100.0%		$1,014,093,541

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
HUF	Hungarian Forint
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2006 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of April 30, 2006:

United States	17.8%
Denmark	10.2%
Canada	9.9%
Sweden	8.8%
United Kingdom	8.2%
Australia	7.5%
Luxembourg	6.7%
Germany	6.3%
Norway	4.8%
Singapore	3.0%
Hong Kong	2.8%
Hungary	2.8%
Mexico	2.7%
Netherlands	2.2%
New Zealand	1.4%
France	1.3%
South Korea	1.0%
Switzerland	0.8%
Cayman Islands	0.4%
Belgium	0.3%
Colombia	0.2%
Italy	0.2%
Netherlands Antilles	0.2%
Venezuela	0.1%
Turkey	0.1%
Ireland	0.1%
Egypt	0.1%
Malaysia	0.1%

100.0%

The following table shows the percent of total investments by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2006:

AAA	69.6%
AA	9.4%
A	14.7%
BBB	2.0%
BB	3.2%
B	1.1%

100.0%

The following table shows the percent of total investments by maturity as of April 30, 2006:

Less than 1 year	1.0%
1 to 3 year(s)	17.3%
3 to 5 years	25.0%
5 to 10 years	37.3%
10 to 20 years	3.3%
20 to 30 years	16.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2006 (unaudited)

Assets
Investments in securities, at value (cost $980,929,988)	$988,693,790
Investments in affiliated money market fund, at value (cost $7,705,317)	7,705,317

Total investments	996,399,107
Foreign currency, at value (cost $5,019,743)	5,133,381
Receivable for securities sold	39,357,657
Receivable for Fund shares sold	1,798,402
Interest receivable	16,879,356
Receivable for closed forward foreign currency exchange contracts	4,397,313
Prepaid expenses and other assets	53,977

Total assets	1,064,019,193

Liabilities
Payable for securities purchased	39,399,693
Payable for Fund shares redeemed	938,546
Unrealized losses on forward foreign currency exchange contracts	9,429,283
Advisory fee payable	40,960
Distribution Plan expenses payable	4,084
Due to other related parties	9,151
Accrued expenses and other liabilities	103,935

Total liabilities	49,925,652

Net assets	$1,014,093,541

Net assets represented by
Paid-in capital	$1,035,178,035
Undistributed net investment income	5,177,185
Accumulated net realized losses on investments	(24,904,898)
Net unrealized losses on investments	(1,356,781)

Total net assets	$1,014,093,541

Net assets consists of
Class A	$78,201,789
Class B	9,814,209
Class C	27,173,189
Class I	880,647,502
Class IS	18,256,852

Total net assets	$1,014,093,541

Shares outstanding (unlimited number of shares authorized)
Class A	7,267,773
Class B	910,746
Class C	2,527,099
Class I	81,855,429
Class IS	1,695,580

Net asset value per share
Class A	$10.76
Class A — Offering price (based on sales charge of 4.75%)	$11.30
Class B	$10.78
Class C	$10.75
Class I	$10.76
Class IS	$10.77

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2006 (unaudited)

Investment income
Interest	$21,118,687
Income from affiliate	444,966

Total investment income	21,563,653

Expenses
Advisory fee	2,383,071
Distribution Plan expenses
Class A	122,997
Class B	50,533
Class C	140,037
Class IS	20,881
Administrative services fee	477,687
Transfer agent fees	191,730
Trustees’ fees and expenses	6,805
Printing and postage expenses	36,048
Custodian and accounting fees	697,702
Registration and filing fees	76,989
Professional fees	21,742
Other	11,171

Total expenses	4,237,393
Less: Expense reductions	(8,156)
Expense reimbursements	(4,692)

Net expenses	4,224,545

Net investment income	17,339,108

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(6,119,589)
Foreign currency related transactions	(14,597,619)

Net realized losses on investments	(20,717,208)
Net change in unrealized gains or losses on investments	27,128,594

Net realized and unrealized gains or losses on investments	6,411,386

Net increase in net assets resulting from operations	$23,750,494

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2006		Year Ended
	(unaudited)		October 31, 2005

Operations
Net investment income		$17,339,108		$25,824,417
Net realized gains or losses on
investments		(20,717,208)		10,356,192
Net change in unrealized gains or
losses on investments		27,128,594		(66,212,034)

Net increase (decrease) in net assets
resulting from operations		23,750,494		(30,031,425)

Distributions to shareholders from
Net investment income
Class A		(1,603,335)		(2,197,504)
Class B		(159,930)		(275,928)
Class C		(431,471)		(855,083)
Class I		(17,104,801)		(26,527,517)
Class IS		(330,976)		(460,983)
Net realized gains
Class A		(126,691)		(230,383)
Class B		(15,786)		(36,807)
Class C		(44,902)		(111,349)
Class I		(1,206,448)		(2,644,829)
Class IS		(29,656)		(47,902)

Total distributions to shareholders		(21,053,996)		(33,388,285)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,586,529	27,503,394	6,219,494	71,132,372
Class B	157,937	1,681,290	641,316	7,434,264
Class C	384,891	4,094,547	2,219,900	25,847,771
Class I	14,281,992	152,103,860	43,473,531	498,302,073
Class IS	646,958	6,903,600	2,020,656	22,932,773

		192,286,691		625,649,253

Net asset value of shares issued in
reinvestment of distributions
Class A	127,876	1,358,658	144,600	1,642,478
Class B	10,829	115,312	18,738	214,176
Class C	24,127	256,387	43,741	498,473
Class I	832,905	8,844,851	1,270,167	14,472,329
Class IS	6,736	71,634	8,747	99,788

		10,646,842		16,927,244

Automatic conversion of Class B
shares to Class A shares
Class A	7,386	78,442	24,375	279,122
Class B	(7,378)	(78,442)	(24,354)	(279,122)

		0		0

Payment for shares redeemed
Class A	(3,028,174)	(32,145,797)	(1,349,729)	(15,191,986)
Class B	(193,884)	(2,069,133)	(197,525)	(2,251,137)
Class C	(808,567)	(8,600,423)	(537,009)	(6,057,026)
Class I	(8,416,805)	(89,483,510)	(7,112,932)	(80,567,491)
Class IS	(834,790)	(8,968,325)	(662,580)	(7,496,886)

		(141,267,188)		(111,564,526)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS continued

	Six Months Ended
	April 30, 2006	Year Ended
	(unaudited)	October 31, 2005

Capital share transactions
continued
Net increase in net assets resulting
from capital share transactions	$61,666,345	$531,011,971

Total increase in net assets	64,362,843	467,592,261
Net assets
Beginning of period	949,730,698	482,138,437

End of period	$1,014,093,541	$949,730,698

Undistributed net investment income	$5,177,185	$7,468,590

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Bond Fund Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.45% as average daily net assets increase.

Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $4,692.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2006, EIS received $4,509 from the sale of Class A shares and $27,175 and $8,689 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $533,788,179 and $480,621,926, respectively, for the six months ended April 30, 2006.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At April 30, 2006 the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts to	U.S. Value at		U.S. Value at	Unrealized
Date	Receive	April 30, 2006	In Exchange for	April 30, 2006	Loss

06/26/2006	11,228,000,000 JPY	$ 99,550,187	595,602,472 DKK	$ 101,180,228	$ 1,630,041
06/26/2006	16,812,000,000 JPY	149,059,293	82,948,899 GBP	151,300,465	2,241,172
06/30/2006	10,740,920,000 JPY	95,284,580	131,500,000 AUD	99,758,382	4,473,802
06/30/2006	4,934,388,000 JPY	43,773,819	70,750,000 NZD	44,858,087	1,084,268

On April 30, 2006, the aggregate cost of securities for federal income tax purposes was $988,689,559. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,689,064 and $12,979,516, respectively, with a net unrealized appreciation of $7,709,548.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2006, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2006, the Fund had no borrowings under this agreement.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT DISTRIBUTION

On June 15, 2006, the Fund declared distributions from net investment income to shareholder of record on June 14, 2006. The per share amounts payable on June 16, 2006 were as follows:

Net
Investment
Income

Class A	$ 0.1024
Class B	0.0829
Class C	0.0842
Class I	0.1100
Class IS	0.1038

These distributions are not reflected in the accompanying financial statements.

This page left intentionally blank

This page left intentionally blank

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Other directorships: None	Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications); Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office.
Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566678 rv2 6/2006

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 5, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: July 5, 2006